FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	$ 102.75	$ 84.14	$ 59.83	$ 37.74
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	5.57	5.18	4.01	3.87
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	844.69	710.95	748.74	694.77
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	4,002.52	3,421	3,271.55	3,239.45
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	0.88	0.81	0.89	0.87
Australian dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	1.38	1.3	1.43	1.42
Boliviano
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	6.86	6.86	6.86	6.86
Mexican peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	20.53	19.93	18.89	19.68
New Zealand dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	1.46	1.39	1.49	1.49
Peruvian Sol
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	3.98	3.62	3.31	3.37
Uruguayan peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	$ 44.43	$ 42.14	$ 37.24	$ 32.38